EXHIBIT 99.11

Clayton Loan Level Tape Compare Upload

Client Name:	Verus
Client Project Name:	Verus 2022-3
Start - End Dates:	4/2021 - 11/2021
Deal Loan Count:	37

Loan Level Tape Compare Upload

Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
754983	(No Data)	Original Term	360	359
754983	(No Data)	Origination Date	xxxxxx	xxxxxx
754984	(No Data)	Original Term	360	359
754986	(No Data)	Original Term	360	359
754987	(No Data)	Loan Purpose	Rate and Term Refi	Cashout Refi
754987	(No Data)	Original Term	360	359
754988	xxxxxx	Original Term	360	359
754988	xxxxxx	Representative Credit Score for Grading	803	806
754990	xxxxxx	Original Term	360	359
754994	(No Data)	Original Term	360	359
754995	(No Data)	Maturity Date	xxxxxx	xxxxxx
754995	(No Data)	Original Term	360	359
761041	(No Data)	Property Type	Detached PUD	xxxxxx
761051	xxxxxx	Disbursement Date	xxxxxx	xxxxxx
761052	xxxxxx	Combined LTV	65	58
761052	xxxxxx	Original Appraised Value	xxxxxx	xxxxxx
761052	xxxxxx	Original LTV	65	58
761058	(No Data)	Combined LTV	80	78
761058	(No Data)	Original Appraised Value	xxxxxx	xxxxxx
761058	(No Data)	Original LTV	80	78
761099	(No Data)	Number of Units	1	2
761113	xxxxxx	Original Appraised Value	xxxxxx	xxxxxx
761115	xxxxxx	Original Appraised Value	xxxxxx	xxxxxx
761115	xxxxxx	Representative Credit Score for Grading	772	758
761127	xxxxxx	Original Appraised Value	xxxxxx	xxxxxx
761142	(No Data)	Combined LTV	60	70
761142	(No Data)	Original Appraised Value	xxxxxx	xxxxxx
761142	(No Data)	Original LTV	60	70
761158	xxxxxx	Disbursement Date	xxxxxx	xxxxxx
761169	xxxxxx	Disbursement Date	xxxxxx	xxxxxx
761191	xxxxxx	Disbursement Date	xxxxxx	xxxxxx
761196	xxxxxx	Representative Credit Score for Grading	794	780

©2021 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.